Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF

Janus Henderson Emerging Markets Debt Hard Currency ETF

Janus Henderson Mortgage-Backed Securities ETF

Janus Henderson Securitized Income ETF

Janus Henderson Short Duration Income ETF

(each a “Fund” and collectively, the “Funds”)

Supplement dated October 17, 2025

to Currently Effective Statement of Additional Information (“SAI”)

Effective immediately, the SAI for the Funds is amended as follows:

1.	In the table under the “Costs Associated with Creation and Redemption Transactions” section of the SAI, the following information replaces the corresponding information in the table in its entirety:

Fund Name	In-Kind Creation Unit Standard Fee*	Cash Creation Unit Standard Fee*	Maximum Total Transaction Fee**
Janus Henderson Corporate Bond ETF			3.00% (Create)
	$500	$500	2.00% (Redeem)
Janus Henderson Emerging Markets Debt Hard Currency ETF			3.00% (Create)
	$500	$500	2.00% (Redeem)
Janus Henderson Mortgage-Backed Securities ETF			3.00% (Create)
	$500	$500	2.00% (Redeem)
Janus Henderson Securitized Income ETF			3.00% (Create)
	$500	$500	2.00% (Redeem)
Janus Henderson Short Duration Income ETF			3.00% (Create)
	$500	$500	2.00% (Redeem)

*	Flat fee charged per transaction for one or more Creation Units.
**	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Fee.

Please retain this Supplement with your records.